Financial investments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial investments	R$ 2,426,752	R$ 1,677,873
Financial investments	2,426,752	1,677,873
Banco B V [Member]
IfrsStatementLineItems [Line Items]
Financial investments	322,240	289,909
Banco Itau Unibanco S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments		403,732
Banco Bradesco S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	643,445	578,752
Banco B T G Pactual S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	449,241	404,363
Banco Do Brasil S A [Member]
IfrsStatementLineItems [Line Items]
Financial investments	R$ 1,011,826	R$ 1,117